Risk Management - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	$ 66,826	$ 73,176
Total reinsured, Guarantee value	27,608	30,922
Total, net of reinsurance, Guarantee value	39,218	42,254
Total gross of reinsurance, Fund value	72,237	72,650
Total reinsured, Fund value	25,722	26,327
Total, net of reinsurance, Fund value	46,515	46,323
Total gross of reinsurance, Net Amount at risk	6,340	9,750
Total reinsured, Net Amount at risk	3,877	5,921
Total, net of reinsurance, Net Amount at risk	2,463	3,829
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	3,864	4,357
Total gross of reinsurance, Fund value	2,735	2,723
Total gross of reinsurance, Net Amount at risk	1,156	1,639
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	34,833	38,319
Total gross of reinsurance, Fund value	33,198	34,203
Total gross of reinsurance, Net Amount at risk	4,093	5,734
Guaranteed minimum accumulation benefit [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	18,996	20,035
Total gross of reinsurance, Fund value	19,025	19,945
Total gross of reinsurance, Net Amount at risk	116	221
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	57,693	62,711
Total reinsured, Guarantee value	24,208	26,999
Total gross of reinsurance, Fund value	54,958	56,871
Total reinsured, Fund value	23,146	23,691
Total gross of reinsurance, Net Amount at risk	5,365	7,594
Total reinsured, Net Amount at risk	3,395	4,860
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	9,133	10,465
Total reinsured, Guarantee value	3,400	3,923
Total gross of reinsurance, Fund value	17,279	15,779
Total reinsured, Fund value	2,576	2,636
Total gross of reinsurance, Net Amount at risk	975	2,156
Total reinsured, Net Amount at risk	$ 482	$ 1,061